[LOGO] LS LOOMIS SAYLES FUNDS

                            STATEMENT OF ADDITIONAL
                                  INFORMATION

                                                               FEBRUARY 1, 2003
                                                      As Revised April 15, 2003

   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OR PROSPECTUSES OF EACH SERIES ("FUND") OF LOOMIS SAYLES FUNDS DATED FEBRUARY 1, 2003, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION SHALL INCLUDE ALL OF THE FUNDS' CURRENT PROSPECTUSES, UNLESS OTHERWISE NOTED.* THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS. A COPY OF EACH FUND'S PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111.

LOOMIS SAYLES FUNDS

  .  Loomis Sayles Aggressive Growth Fund

  .  Loomis Sayles Bond Fund

  .  Loomis Sayles Global Bond Fund

  .  Loomis Sayles Growth Fund

  .  Loomis Sayles International Equity Fund

  .  Loomis Sayles Investment Grade Bond Fund

  .  Loomis Sayles Research Fund

  .  Loomis Sayles Small Cap Growth Fund

  .  Loomis Sayles Small Cap Value Fund

  .  Loomis Sayles U.S. Government Securities Fund

  .  Loomis Sayles Value Fund

  .  Loomis Sayles Worldwide Fund
-----------------
* Information about Loomis Sayles Benchmark Core Bond Fund, a series of Loomis Sayles Investment Trust that is marketed with series of Loomis Sayles Funds, is included in the Statement of Additional Information of Loomis Sayles Investment Trust.

                               TABLE OF CONTENTS

         THE TRUST.................................................  3

         INVESTMENT STRATEGIES AND RISKS...........................  3

            Investment Restrictions................................  3

            Investment Strategies..................................  5

            U.S. Government Securities.............................  6

            When-Issued Securities.................................  7

            Zero Coupon Bonds......................................  7

            Repurchase Agreements..................................  8

            Real Estate Investment Trusts..........................  8

            Rule 144A Securities...................................  8

            Foreign Currency Transactions..........................  9

            Options and Futures....................................  9

            Small Companies........................................ 11

            Private Placements..................................... 11

            Investment Companies................................... 12

         MANAGEMENT OF THE TRUST................................... 13

         PRINCIPAL HOLDERS......................................... 21

         INVESTMENT ADVISORY AND OTHER SERVICES.................... 28

         PORTFOLIO TRANSACTIONS AND BROKERAGE...................... 35

         DESCRIPTION OF THE TRUST.................................. 38

            Voting Rights.......................................... 38

            Shareholder and Trustee Liability...................... 39

            How to Buy Shares...................................... 40

            Net Asset Value........................................ 40

         SHAREHOLDER SERVICES...................................... 41

            Open Accounts.......................................... 41

            Systematic Withdrawal Plan............................. 41

            Exchange Privilege..................................... 41

            IRAs................................................... 42

            Redemptions............................................ 42

         TAXES..................................................... 43

         FINANCIAL STATEMENTS...................................... 47

         CALCULATION OF YIELD AND TOTAL RETURN..................... 47

         PERFORMANCE COMPARISONS................................... 47

         PERFORMANCE DATA.......................................... 52

         APPENDIX A--PUBLICATIONS AND OUTLETS THAT MAY CONTAIN FUND
         INFORMATION............................................... 58

         APPENDIX B--ADVERTISING AND PROMOTIONAL LITERATURE........ 60

                                   THE TRUST

   Loomis Sayles Funds (the "Trust") is a diversified, registered, open-end management investment company. The Trust includes 13 series (collectively, the "Funds," with each series being known as a "Fund"). The Trust was organized as a Massachusetts business trust on February 20, 1991.

   Shares of the Funds are freely transferable and entitle shareholders to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share held at shareholder meetings. The Trust generally does not hold shareholder meetings and expects to do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                        INVESTMENT STRATEGIES AND RISKS

   The investment objective and principal investment strategies of each Fund are described in the Prospectus. The investment policies of each Fund set forth in its Prospectus and in this Statement of Additional Information may be changed by the Trust's Board of Trustees without shareholder approval, except that the investment objective of the Loomis Sayles Investment Grade Bond Fund as set forth in its Prospectus and any policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

INVESTMENT RESTRICTIONS

   In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of each Fund (and those marked with an asterisk are fundamental policies of each Fund):

   Each Fund will not:

       (1) Invest in companies for the purpose of exercising control or management.

      *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      *(4) Make loans, except that each Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which a Fund may invest consistent with its investment policies is considered the making of a loan.)

       (5) With respect to 75% of its assets, purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

       (6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

       (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restrictions (9) and
   (10) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      *(8) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      *(9) Borrow money, except to the extent permitted under the 1940 Act (except that this restriction does not apply to the Loomis Sayles Investment Grade Bond Fund).

       (10) Borrow money in excess of 20% of its net assets, nor borrow any money except as a temporary measure for extraordinary or emergency purposes, except that each of the Loomis Sayles Emerging Markets Fund, Loomis Sayles International Equity Fund and Loomis Sayles Worldwide Fund also may borrow up to 10% of its net assets to facilitate settlement of purchase transactions in markets that have shorter settlement periods than the markets in which the Fund has sold securities and is awaiting the receipt of settlement proceeds. However, as a fundamental policy, the Loomis Sayles Investment Grade Bond Fund may not borrow in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

       (11) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions) or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

       (12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis, Sayles & Company, L.P. ("Loomis Sayles") or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

       (13) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

       (14) Write or purchase puts, calls, or combinations of both, except that each Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      *(15) Issue senior securities. (For purposes of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restrictions (9) and (10) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

   Certain Funds have other non-fundamental investment parameters, as listed below. It is a non-fundamental policy that the investment parameters listed below not be changed without 60 days notice to shareholders of the relevant Funds in accordance with Rule 35d-1 under the 1940 Act.

   Loomis Sayles Bond Fund

   The Fund normally will invest at least 80% of its assets in fixed income securities.

   Loomis Sayles Global Bond Fund

   The Fund normally will invest at least 80% of its assets in fixed income securities.

   Loomis Sayles International Equity Fund

   The Fund normally will invest at least 80% of its assets in equity securities.

   Loomis Sayles Investment Grade Bond Fund

   The Fund normally will invest at least 80% of its assets in investment grade fixed income securities.

   Loomis Sayles Small Cap Growth Fund

   The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

   Loomis Sayles Small Cap Value Fund

   The Fund normally will invest at least 80% of its assets in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index.

   Loomis Sayles U.S. Government Securities Fund

   The Fund normally will invest at least 80% of its assets in U.S. Government securities, as described in the Fund's prospectus.

   Each Fund intends, based on the views of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (13) above.

   For purposes of the foregoing restrictions, the Funds do not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, do the Funds consider such swap contracts to involve the issuance of a senior security, provided the relevant Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

INVESTMENT STRATEGIES

   Except to the extent prohibited by a Fund's investment policies as set forth in the Prospectus or in this Statement of Additional Information, the investment strategies used by Loomis Sayles in managing each of the Funds may include investments in the types of securities described below.

U.S. GOVERNMENT SECURITIES

   U.S. Government securities include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities, and instrumentalities, including, among others, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Bank, the Tennessee Valley Authority, the Student Loan Marketing Association, and the Small Business Administration. More detailed information about some of these categories of U.S. Government securities follows.

   U.S. Treasury Bills--U.S. Treasury Bills are direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

   U.S. Treasury Notes and Bonds--U.S. Treasury Notes and Bonds are direct obligations of the U.S. Treasury that are issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

   "Ginnie Maes"--Ginnie Maes are debt securities issued by a mortgage banker or other mortgagee that represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Funds) each month. Unscheduled prepayments may be made by homeowners or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

   "Fannie Maes"--The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

   "Freddie Macs"--The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

   Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

   The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest were to rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

   As described in the Prospectus, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

WHEN-ISSUED SECURITIES

   When-issued securities are agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a when-issued or delayed-delivery basis, it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when- issued or delayed-delivery commitments. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

ZERO COUPON BONDS

   Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligation. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than non-zero coupon bonds having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

   Under a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority, or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement.

REAL ESTATE INVESTMENT TRUSTS

   REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

   Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities.

RULE 144A SECURITIES

   Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades in the security.

FOREIGN CURRENCY TRANSACTIONS

   Since investment in securities of foreign issuers will usually involve and investments in securities of supranational entities and certain other issuers may involve currencies of foreign countries, and since a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected by changes in currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between various currencies.

   A Fund may enter into forward contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

   Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

   The Funds generally will not enter into forward contracts with a term of greater than one year.

   Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

   Each Fund, in conjunction with its transactions in forward contracts, options, and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options, and futures.

OPTIONS AND FUTURES

   An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

   If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

   The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. A Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

   Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

   An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price, or currency value movements within a given time frame. To the extent interest rates, stock prices, or currency values move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

   An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

   Income earned by a Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from options transactions may hedge against a decline in the value of a Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

   In accordance with Commodity Futures Trading Commission Rule 4.5, each of the Funds that may engage in futures transactions, including without limitation futures and options on futures, will use futures transactions solely for bona fide hedging purposes or will limit its investment in futures transactions for other than bona fide hedging purposes so that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any such futures transactions.

SMALL COMPANIES

   Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets, or financial resources, and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations or market averages in general. The net asset values of funds that invest in companies with smaller capitalizations therefore may fluctuate more widely than market averages.

PRIVATE PLACEMENTS

   The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell the securities when Loomis Sayles believes that it is advisable to do so or may be able to sell the securities only at prices lower than if the securities were more widely held. At times, it also may be more difficult to determine the fair value of the securities for purposes of computing a Fund's net asset value.

   While private placements may offer opportunities for investment that are not otherwise available on the open market, the securities so purchased are often "restricted securities," which are securities that cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "Securities Act") or the availability of an exemption from registration (such as Rule 144 or Rule 144A under the Securities Act), or that are not readily marketable because they are subject to other legal or contractual delays or restrictions on resale.

   The absence of a trading market can make it difficult to ascertain a market value for illiquid investments such as private placements. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering the securities for resale and the risk of substantial delay in effecting the registration. In addition, market quotations typically are less readily available for these securities. The judgment of Loomis Sayles may at times play a greater role in valuing these securities than in the case of unrestricted securities.

   Generally speaking, restricted securities may be sold only to qualified institutional buyers, in a privately negotiated transaction to a limited number of purchasers, in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public so that the Fund may be liable to purchasers of the securities if the registration statement prepared by the issuer, or the prospectus forming a part of the registration statement, is materially inaccurate or misleading.

INVESTMENT COMPANIES

   Investment companies, including companies such as iShares and "SPDR," are essentially pools of securities. Since the value of an investment company is based on the value of the individual securities it holds, the value of a Fund's investment in an investment company will fall if the value of the investment company's underlying securities declines. As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar expenses of the Fund.

                            MANAGEMENT OF THE TRUST

   The trustees of the Trust supervise the affairs of the Trust and have the other responsibilities assigned to them by the laws of The Commonwealth of Massachusetts.

                            DISINTERESTED TRUSTEES

                                                                     NUMBER OF
                                                                     PORTFOLIOS
                                                                      IN FUND
                                             PRINCIPAL OCCUPATION(S)  COMPLEX             OTHER
NAME (DATE OF BIRTH); ADDRESS;    POSITION           DURING           OVERSEEN  TRUSTEESHIPS/DIRECTORSHIPS
   AND POSITION WITH TRUST      HELD SINCE**     PAST FIVE YEARS     BY TRUSTEE      HELD BY TRUSTEE
------------------------------  ------------ ----------------------- ---------- --------------------------
Joseph Alaimo (8/12/30);            1999     Chairman,                   22      Director, Wintrust
530 North Lexington Drive                    Wayne Hummer Trust                  Financial Corporation
Lake Forest, IL 60045-1544;                  Company
Trustee

Edward A. Benjamin (05/30/38);      2002     Director,                   22      Trustee,
71 Sierra Rosa Loop                          Precision Optics                    New England Zenith
Santa Fe, NM 87506-0118;                     Corporation                         Fund
Trustee                                      (optics manufacturer);
                                             Director,
                                             Coal, Energy
                                             Investments &
                                             Management, LLC;
                                             and formerly, Partner,
                                             Ropes & Gray (law
                                             firm) until 1999

Paul G. Chenault (09/12/33);        1999     Retired                     22      Director, Mailco Office
5852 Pebble Beach Way                                                            Products, Inc.
San Luis Obispo, CA 93401-8270;
Trustee

                              INTERESTED TRUSTEE

                                                                     NUMBER OF
                                                                     PORTFOLIOS
                                                                      IN FUND
                                             PRINCIPAL OCCUPATION(S)  COMPLEX             OTHER
     NAME (DATE OF BIRTH);        POSITION           DURING           OVERSEEN  TRUSTEESHIPS/DIRECTORSHIPS
    AND POSITION WITH TRUST     HELD SINCE**     PAST FIVE YEARS     BY TRUSTEE      HELD BY TRUSTEE
    -----------------------     ------------ ----------------------- ---------- --------------------------
Robert J. Blanding* (04/14/47);     2002     President, Chairman,        22                N/A
555 California Street                        and Chief Executive
San Francisco, CA 94104                      Officer, Loomis Sayles
Trustee and President

* Mr. Blanding is deemed an "interested person" (as defined in the Investment Company Act of 1940) of the Trust and Loomis Sayles by virtue of his position as an officer and director of Loomis Sayles.
** Each trustee serves for an indefinite term in accordance with the Trust's
   Agreement and Declaration of Trust until the date the trustee dies, resigns or is removed, or, if sooner, until the election and qualification of the trustee's successor.

                                   OFFICERS

NAME (DATE OF BIRTH); ADDRESS;                             PRINCIPAL OCCUPATION(S)
   AND POSITION WITH TRUST      POSITION HELD SINCE*       DURING PAST FIVE YEARS
------------------------------  --------------------- ---------------------------------
Mark B. Baribeau (12/20/59);    1999                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Sheila M. Barry (05/30/45);     1996                  Vice President,
  One Financial Center,                               Assistant General Counsel,
  Boston, MA 02111;                                   Loomis Sayles
  Secretary

Kenneth M. Buntrock (03/29/52); 2000                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

James L. Carroll (06/18/50);    1998                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Kevin P. Charleston (12/26/65); 2002;                 Director and Chief Financial
  One Financial Center,         Vice President        Officer, Loomis Sayles; Formerly,
  Boston, MA 02111;             since 1999            Senior Vice President and
  Treasurer                                           Treasurer, Nvest Companies, L.P.

Perry J. Conchinha (11/04/69);  2000                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Pamela N. Czekanski (02/17/59); 2000                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Christopher R. Ely (10/16/55);  1996                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Daniel J. Fuss (09/27/33);      2002; Prior to 2002,  Vice Chairman and Director,
  One Financial Center,         President and Trustee Loomis Sayles
  Boston, MA 02111;             since 1995 and Vice
  Executive Vice President      President from 1991
                                to 1995

Kathleen C. Gaffney (12/20/61); 1998                  Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

-----------------
* Each executive officer serves for an indefinite term in accordance with the current Bylaws of the Trust until the date his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

 NAME (DATE OF BIRTH); ADDRESS;                            PRINCIPAL OCCUPATIONS
    AND POSITION WITH TRUST       POSITION HELD SINCE*     DURING PAST FIVE YEARS
 ------------------------------   -------------------- ------------------------------

Philip C. Fine (12/28/49);                1996         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Joseph R. Gatz (03/07/62);                2000         Vice President, Loomis Sayles
  39533 Woodward Avenue,
  Bloomfield Hills, MI 48304;
  Vice President

John Hyll (06/09/54);                     1992         Vice President, Loomis Sayles
  555 California Street,
  San Francisco, CA 94104;
  Vice President

Robert Ix (02/02/65);                     2002         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Steven Kaseta (03/05/55);                 2002         Vice President Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Lauriann Kloppenburg (06/19/60);          2000         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Warren N. Koontz, Jr. (05/17/61);         2000         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Eswar M. Menon (02/23/64);                1999         Vice President, Loomis Sayles;
  555 California Street,                               Formerly, Portfolio Manager,
  San Francisco, CA 94104;                             Nicholas Applegate Capital
  Vice President                                       Management

Alexander L. Muromcew (06/27/63);         1999         Vice President, Loomis Sayles
  555 California Street,
  San Francisco, CA 94104;
  Vice President

Nicholas H. Palmerino (05/09/65);         1996         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Assistant Treasurer

Lauren B. Pitalis (10/11/60);             1998         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

-----------------
* Each executive officer serves for an indefinite term in accordance with the current Bylaws of the Trust until the date his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

NAME (DATE OF BIRTH); ADDRESS;                          PRINCIPAL OCCUPATION(S)
   AND POSITION WITH TRUST      POSITION HELD SINCE*    DURING PAST FIVE YEARS**
------------------------------  -------------------- -------------------------------

David W. Rolley (05/20/52);             2000         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

David L. Smith (05/06/59);              1996         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Richard D. Skaggs (05/29/55);           2000         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Daniel G. Thelen (02/21/58);            2000         Vice President, Loomis Sayles
  39533 Woodward Avenue,
  Bloomfield Hills, MI 48304;
  Vice President

Sandra P. Tichenor (06/02/49);          1996         General Counsel,
  555 California Street,                             Executive Vice President,
  San Francisco, CA 94104;                           Secretary, Clerk, and Director,
  Vice President                                     Loomis Sayles

John N. Tribolet (05/23/70);            1999         Vice President, Loomis Sayles;
  555 California Street,                             Formerly, Portfolio Manager,
  San Francisco, CA 94104;                           Nicholas Applegate Capital
  Vice President                                     Management

Jeffrey W. Wardlow (10/21/60);          1991         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Vice President

Gregory B. Woodgate (03/23/71);         2001         Vice President, Loomis Sayles
  One Financial Center,
  Boston, MA 02111;
  Assistant Treasurer

-----------------
* Each executive officer serves for an indefinite term in accordance with the current Bylaws of the Trust until the date his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

** Previous positions during the past five years with Loomis Sayles are omitted if not materially different.

TRUSTEE BENEFICIAL OWNERSHIP

   The following tables set forth the dollar range of shares owned by each trustee as of December 31, 2002 in (i) the Funds and (ii) in all funds overseen by the trustee in Loomis Sayles Funds and Loomis Sayles Investment Trust on an aggregate basis:

                            INTERESTED TRUSTEES
                            -------------------
FUND
----
                                                                                               ROBERT J. BLANDING
-                                                                                              ------------------
Loomis Sayles Aggressive Growth Fund.......................................................... $10,001-$50,000
Loomis Sayles Bond Fund....................................................................... $10,001-$50,000
Loomis Sayles Global Bond Fund................................................................ none
Loomis Sayles Growth Fund..................................................................... Over $100,000
Loomis Sayles International Equity Fund....................................................... $10,001-$50,000
Loomis Sayles Investment Grade Bond Fund...................................................... $1-$10,000
Loomis Sayles Managed Bond Fund............................................................... none
Loomis Sayles Research Fund................................................................... Over $100,000
Loomis Sayles Small Cap Growth Fund........................................................... Over $100,000
Loomis Sayles Small Cap Value Fund............................................................ Over $100,000
Loomis Sayles U.S. Government Securities Fund................................................. none
Loomis Sayles Value Fund...................................................................... $10,001-$50,000
Loomis Sayles Worldwide Fund.................................................................. none
Aggregate dollar range of equity securities in all
  registered investment companies overseen by trustee in
  the family of investment companies.......................................................... Over $100,000

                                         DISINTERESTED TRUSTEES
                                         ----------------------
FUND
----
                                                        JOSEPH ALAIMO EDWARD A. BENJAMIN PAUL G. CHENAULT
                                                        ------------- ------------------ ----------------
Loomis Sayles Aggressive Growth Fund................... none          none               none
Loomis Sayles Bond Fund................................ none          none               none
Loomis Sayles Emerging Markets Fund.................... none          none               none
Loomis Sayles Global Bond Fund......................... none          none               none
Loomis Sayles Growth Fund.............................. none          none               none
Loomis Sayles International Equity Fund................ none          none               none
Loomis Sayles Investment Grade Bond Fund............... none          none               none
Loomis Sayles Managed Bond Fund........................ none          none               none
Loomis Sayles Research Fund............................ none          none               $1-$10,000
Loomis Sayles Small Cap Growth Fund.................... none          none               none
Loomis Sayles Small Cap Value Fund..................... none          none               none
Loomis Sayles U.S. Government Securities Fund.......... none          none               none
Loomis Sayles Value Fund............................... none          none               none
Loomis Sayles Worldwide Fund........................... none          none               none
Aggregate dollar range of equity securities in all
  registered investment companies overseen by trustee
  in the family of investment companies................ $1-$10,000    none               $1-$10,000

COMMITTEES OF THE BOARD OF TRUSTEES

   The trustees have delegated certain authority to the Audit Committee, Contract Review and Nominating and Governance Committee. Each committee has the same members all of whom are not interested persons of the Trust. During 2002, the Audit Committee met twice, the Contract Review Committee met once and the Nominating and Governance Committee met twice.

   The Audit Committee makes recommendations to the Board regarding the selection of the independent accountants for the Fund and review the scope of the work, performance and compensation of such accountants; review with independent accountants the financial statements and the reports of the accountants; confers with the independent accountants regarding the results of the audits and the adequacy of the accounting procedures and controls and from time to time and reviews with the independent accountants the controls and procedures employed by, and reports with respect to, the Trust's custodian.

   The Contract Review Committee reviews and makes recommendations to the Board as to contracts requiring approval of the majority of the non-interested trustees and as to any other contracts that may be referred to the Committee by the Board. Contracts generally requiring approval on an annual basis include all investment advisory contracts, and distribution agreements as well as Rule 12b-1 plans.

   The Nominating and Governance Committee meets as needed and reviews and makes recommendations to the Board as to the governance issues that come before the Board, including, but not limited to: committee structure, committee membership, Board membership (including nominees for election as trustees of the Trust); and compensation of the non-interested trustees.

   The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers, or employees of Loomis Sayles. Beginning November 6, 2002 each trustee who is not a director, officer, or employee of Loomis Sayles is compensated at the rate of $5,000 per in-person meeting per annum. In addition, each trustee receives an annual retainer of $20,000. Because each trustee also serves as trustee of Loomis Sayles Investment Trust (a registered open-end investment company also advised by Loomis Sayles) these fees are allocated ratably among all funds in the Fund Complex.

                              COMPENSATION TABLE

                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2002

                                                                      (4)
                                                    (3)              TOTAL
                                   (2)          PENSION OR       COMPENSATION
            (1)                 AGGREGATE   RETIREMENT BENEFITS FROM TRUST AND
      NAME OF PERSON,*         COMPENSATION ACCRUED AS PART OF  FUND COMPLEX**
          POSITION              FROM TRUST     FUND EXPENSES    PAID TO TRUSTEE
      ----------------         ------------ ------------------- ---------------
Interested Trustee
  Daniel J. Fuss, Trustee.....   $     0           $  0             $     0
Disinterested Trustees
  Joseph Alaimo, Trustee......    21,250            N/A              21,250
  Paul G. Chenault, Trustee...    21,250            N/A              21,250
  Richard S. Holway, Trustee..    21,250            N/A              21,250
  Michael T. Murray, Trustee..    21,250            N/A              21,250

-----------------
* On October 15, 2002, new members of the Board of Trustees were elected to succeed Messrs. Fuss, Holway and Murray. The newly elected Trustees, Robert
   J. Blanding (Interested Trustee) and Edward A. Benjamin (Disinterested Trustee), received no compensation from the Trust during the fiscal year ended September 30, 2002.
**

   As of December 31, 2002, the officers and trustees of the trust collectively owned beneficially the following percentages of each fund: 6.4% of the Loomis Sayles Aggressive Growth Fund, less than 1% of the Loomis Sayles Bond Fund, 1.8% of the Loomis Sayles Global Bond Fund, 4.7% of the Loomis Sayles Growth Fund, 1.7% of the Loomis Sayles International Equity Fund, 6.7% of the Loomis Sayles Investment Grade Bond Fund, 6.5% of the Loomis Sayles Research Fund, 1.5% of the Loomis Sayles Small Cap Growth Fund, less than 1% of the Loomis Sayles Small Cap Value Fund, 2.1% of the Loomis Sayles U.S. Government Securities Fund, 2.8% of the Loomis Sayles Value Fund, and 9.2% of the Loomis Sayles Worldwide Fund. These amounts include shares held by the Loomis Sayles Employees' Profit Sharing Plan (the "Profit Sharing Plan") for the accounts of officers and trustees of the Trust, but exclude all other holdings of the Profit Sharing Plan and the Loomis Sayles Funded Pension Plan (the "Pension Plan").

   As of December 31, 2002, the Pension Plan owned the following percentages of the outstanding Institutional Class shares of the indicated Funds: 14.17% of the Loomis Sayles Aggressive Growth Fund, 1% of the Loomis Sayles Bond Fund, 21.88% of the Loomis Sayles Global Bond Fund, 7.62% of the Loomis Sayles Growth Fund, 14.06% of the Loomis Sayles International Equity Fund, less than 1% of the Loomis Sayles Investment Grade Bond Fund, 3.67% of the Loomis Sayles Small Cap Growth Fund, 3.73% of the Loomis Sayles Small Cap Value Fund, 67.71% of the Loomis Sayles

Research Fund, less than 1% of the Loomis Sayles U.S. Government Securities Fund, 14.36% of the Loomis Sayles Value Fund, and 76.88% of the Loomis Sayles Worldwide Fund.

   As of December 31, 2002, the Profit Sharing Plan owned the following percentages of the outstanding Institutional Class shares of the indicated
Funds: 37.94% of the Aggressive Growth Fund, less than 1% of the Loomis Sayles Bond Fund, 6.02% of the Loomis Sayles Global Bond Fund, 38.63% of the Loomis Sayles Growth Fund, 8.31% of the Loomis Sayles International Equity Fund, 29.22% of the Loomis Sayles Investment Grade Bond Fund, 13.52% of the Loomis Sayles Research Fund, 7.29% of the Loomis Sayles Small Cap Growth Fund, 5.52% of the Loomis Sayles Small Cap Value Fund, 23.50% of the Loomis Sayles U.S. Government Securities Fund, 19.18% of the Loomis Sayles Value Fund, and 17.06% of the Loomis Sayles Worldwide Fund.

   The trustee of the Pension Plan is Fleet Investment Management. The Pension Plan's Advisory Committee, which is composed of the same individuals listed below as trustees of the Profit Sharing Plan, has the sole voting and investment power with respect to the Pension Plan's shares. The trustees of the Profit Sharing Plan are Richard Davidson, John DeBeer, Stephanie Lord, Teri Mason, Richard Skaggs, Timothy Hunt, Greg O'Hara, Vincent Stanton, Paul Sherba and Kurt Wagner. Except for Timothy Hunt, John DeBeer and Vincent Stanton, each member of the Advisory Committee is an officer and employee of Loomis Sayles. Plan participants are entitled to exercise investment and voting power over shares owned of record by the Profit Sharing Plan. Shares not voted by participants are voted in the same proportion as the shares voted by the voting participants. The address for the Profit Sharing Plan and the Pension Plan is One Financial Center, Boston, Massachusetts.

   For current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers, and employees), and current and retired employees of Loomis Sayles and the parents, spouses, and children of the foregoing, the Trust has reduced the minimum initial investment for Institutional Class shares of each Fund to $2,500.

   The Trust, Loomis Sayles, and Loomis Sayles Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Funds may purchase or hold.

                               PRINCIPAL HOLDERS

    The following table provides information on the principal holders of each Fund. A principal holder is a person who owns of record or beneficially 5% or more of any class of a Fund's outstanding securities. Information provided in this table is as of December 31, 2002.

                          INSTITUTIONAL CLASS SHARES

                                                                      PERCENTAGE OF
SHAREHOLDER                                ADDRESS                     SHARES HELD
-----------                                -------                    -------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.             52.71%
                                           San Francisco, CA 94104

Jupiter & Co.                              Post Office Box 9130           14.18%
c/o Investors Bank & Trust                 FPO 90
                                           Boston, MA 02117

Berklee College of Music                   1140 Boylston St.              13.69%
                                           Boston, MA 02116

LOOMIS SAYLES BOND FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.             49.98%
                                           San Francisco, CA 94104

National Financial Services Corp.          200 Liberty St.                13.40%
FEBO Customers                             One World Financial Center
                                           New York, NY 10281

LOOMIS SAYLES GLOBAL BOND FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.             38.25%
                                           San Francisco, CA 94104

Fleet National Bank TTEE Kaman Corp        P.O. Box 92800                 18.31%
Master Trust Fixed Income Fund             Rochester, NY 14692

Wells Fargo Bank MN NA FBO Desert States   P.O. Box 1533                  16.74%
UFCW Union Employees Pension               Minneapolis, MN 55480
San Diego Transit Pension Plan             P.O. Box 2511                   8.56%
                                           San Diego, CA 92112

Fort Hays University Endowment Association 610 Port Street                 5.29%
                                           Hays, KS 67601

LOOMIS SAYLES GROWTH FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.             47.80%
                                           San Francisco, CA 94104

Comerica Bank                              P.O. Box 75000                  7.19%
FBO City of Livonia Retiree                Detroit, MI 48275
Health & Benefits Plan & Trust

                                                                     PERCENTAGE OF
SHAREHOLDER                             ADDRESS                       SHARES HELD
-----------                             -------                      -------------

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

Charles Schwab & Co. Inc.               101 Montgomery St.               23.90%
                                        San Francisco, CA 94104

Comerica Bank FBO                       P.O. Box 75000, MC 3446           9.84%
City of Livonia Employee                Detroit, MI 48275
Retirement System

Church Mutual Insurance Co.             3000 Schuster Lane                9.32%
                                        Merrill, WI 54452

MGAM International Equity LLC           Attn: Jean Kenkel                 8.74%
                                        1125 S 103rd Street
                                        Suite 450
                                        Omaha, NE 68124-6019

Chase Manhattan Bank TTEE               770 Broadway Fl. 10               5.67%
MetLife Defined Contribution            New York, NY 10003

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Charles Schwab & Co. Inc.               101 Montgomery St.               45.81%
                                        San Francisco, CA 94104

Jeffrey L. Meade                        16 Samuel Parlia Drive           15.80%
Phyllis M. Meade, Jt. Tcn.              Acton, MA 01720

NFSC FEBO Customers                     200 Liberty St.                   9.38%
                                        One World Financial Center
                                        New York, NY 10281-1003

State Street Bank & Trust               412 Blair Ave.                    7.26%
Custodian for IRA R/O FBO               Piedmont CA 94611
Willard S. Webber

LOOMIS SAYLES RESEARCH FUND

Charles Schwab & Co.                    101 Montgomery St.               81.75%
                                        San Francisco, CA 94104

CDC IXIS                                399 Boylston St.                  7.06%
C/o Philippe Bertrand                   Boston, MA 02116
CDC IXIS Asset Management North America

Asbestos Workers Local                  36 East Warner Rd.                6.60%
# 84 Pension Fund                       Akron OH 44319

LOOMIS SAYLES SMALL CAP GROWTH FUND

Charles Schwab & Co. Inc.               Attn: Mutual Fund Dept.          13.59%
                                        101 Montgomery St.
                                        San Francisco, CA 94104-4122

                                                                         PERCENTAGE OF
SHAREHOLDER                                ADDRESS                        SHARES HELD
-----------                                -------                       -------------

LOOMIS SAYLES SMALL CAP VALUE FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.                15.40%
                                           San Francisco, CA 94104

Smith Barney Inc.                          388 Greenwich St.                  6.42%
                                           New York, NY 10001

Wells Fargo Bank                           PO Box 1533                        5.76%
FBO Wisc. Public Srvs Admin                Minneapolis, MN

Westfield Contributory Retirement System   59 Court St.                       5.34%
                                           PO Box 106
                                           Westfield, MA 01086

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.                33.65%
                                           San Francisco, CA 94104

Merrill Lynch Pierce Fenner & Smith Inc.   Attn: Service Team                13.53%
Merrill Lynch Financial Data Services      4800 Deer Lake Drive;
                                           Third Floor
                                           Jacksonville, FL 32246-6486

National Financial Services Corp.          Attn: Mutual Funds Department     11.44%
For the Exclusive Benefit of Its Customers Fifth Floor
                                           200 Liberty Street
                                           One World Financial Center
                                           New York, NY 10281

LOOMIS SAYLES VALUE FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.                35.52%
                                           San Francisco, CA 94104

Comerica Bank                              PO Box 7500                       14.35%
FBO City of Livonia Retiree Health &       Detroit, MI 48275-0001
Disability Benefits Plan

Asbestos Workers Local                     c/o Loomis Sayles & Co. Inc.       8.97%
#84 Pension Fund                           1533 North Woodward,
                                           Suite 300
                                           Bloomfield Hills, MI 48304

Southeastern Michigan Chapter NECA         25180 Lasher Rd                    5.21%
                                           Southfield, MI

LOOMIS SAYLES WORLDWIDE FUND

The Charles Schwab & Co. Inc.              101 Montgomery St.                96.01%
                                           San Francisco, CA 94104

                                                                      PERCENTAGE OF
SHAREHOLDER                                ADDRESS                     SHARES HELD
-----------                                -------                    -------------

                                RETAIL CLASS SHARES

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

Chase Manhattan Bank                       4 New York Plaza               41.86%
Direct Trustee for MetLife                 New York, NY 10004-2413
Defined Contribution Group

Charles Schwab & Co, Inc.                  101 Montgomery St.             16.50%
                                           San Francisco, CA 94104

The Chicago Trust Company, TTEE            171 North Clark Street         10.99%
Indus Industries 401K                      Chicago, IL 60601

National Financial Services Corp.          200 Liberty Street              9.29%
FEBO Customers                             One World Financial Center
                                           New York, NY 10281

LOOMIS SAYLES BOND FUND

National Financial Services Corp.          200 Liberty Street             24.55%
FEBO Customers                             One World Financial Center
                                           New York, NY 10281

IMS Co.                                    PO Box 3865                     7.38%
                                           Englewood CO 80155-3865

Salomon Smith Barney                       333 West 34th St.               5.93%
                                           New York, NY 10001

LOOMIS SAYLES GLOBAL BOND FUND

Charles Schwab & Co. Inc.                  101 Montgomery St.             72.65%
                                           San Francisco, CA 94104

National Financial Services Corp.          200 Liberty St.                13.76%
FEBO Customers                             One World Financial Center
                                           New York, NY 10281

LOOMIS SAYLES GROWTH FUND

Angelo V. Glorioso                         225 Summit Dr.                 43.09%
                                           Pittsburgh, PA 15238

Amvrescap Nat'l Trust Co.                  1855 Gateway Boulevard         20.34%
As Agent For Fleet Nat'l Bank              Suite 500
FBO Loomis Sayles Omnibus Deferral Program Concord, CA 94520

Charles Schwab & Co. Inc.                  101 Montgomery St.             13.69%
                                           San Francisco, CA 94104

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Loomis Sayles & Company, L.P.              One Financial Center           98.55%
                                           Boston, MA 02111

                                                                      PERCENTAGE OF
SHAREHOLDER                               ADDRESS                      SHARES HELD
-----------                               -------                     -------------

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

Charles Schwab & Co. Inc.                 101 Montgomery St.              20.85%
                                          San Francisco, CA 94104

Merrill Lynch Pierce Fenner & Smith, Inc. 4800 Deer Lake Drive East;      16.43%
Attn: Service Team                        Third Floor
                                          Jacksonville, FL 32246

Orangewood Childrens Foundation           12822 Garden Grove              14.94%
                                          Boulevard,
                                          Suite A
                                          Garden Grove, CA 92843

National Investor Services Corp.          200 Liberty St.                 13.98%
FEBO Customers                            One World Financial Center
                                          New York, NY 10281-1003

LOOMIS SAYLES RESEARCH FUND

Fiserv Securities                         One Commerce Square             99.74%
Attn: Mutual Funds                        2005 Market St. Suite 1200
                                          Philadelphia, PA 19103

LOOMIS SAYLES SMALL CAP GROWTH FUND

Retirement System                         FBO Soonersave Plan 457         17.42%
Board of Trustees                         c/o great-west
TTEE Oklahoma Public Employers            8515 E. Orchard Road #2T2
                                          Englewood, CO 80111

Bose Empl. Retirement                     PO Box 41974                    15.51%
                                          Kansas City, MO 64141

MetLife Trust Company                     1 Crossroads Dr.                5.75 %
                                          Bedminster, NJ 07921-2688

LOOMIS SAYLES SMALL CAP VALUE FUND

Charles Schwab & Co. Inc.                 101 Montgomery St.              36.16%
                                          San Francisco, CA 94104

Chase Manhattan Bank Trustee              770 Broadway                    14.32%
Metlife Defined Contribution Group        10th Floor
                                          New York, NY 10003

MetLife Defined Contribution Group        2 Montgomery St.                 6.78%
                                          Jersey City, NJ 07302-3802

Vanguard Fiduciary Trust Company          Post Office Box 2600, rm613      8.33%
Loomis Sayles/Omnibus n/c                 Attn: Outside Funds
                                          Valley Forge, PA 19482

Putman Fiduciary Trust Co.                Investors Way                    6.74%
FBO IDX Systems Corp.                     Norwood, MA 02062
Retirement Income Plan

MetLife Trust Company                     1 Crossroads Dr. Bldg A          8.03%
Directed Trustee for MetLife Defined      Bedminster, NJ
Contribution Group

                                                                             PERCENTAGE OF
SHAREHOLDER                                    ADDRESS                        SHARES HELD
-----------                                    -------                       -------------

                                    ADMIN CLASS SHARES
LOOMIS SAYLES AGGRESSIVE GROWTH

Reliance Trust Company Directed                3384 Peachtree Rd. NE 9th Fl.     57.28%
Trustee for MetLife Defined                    Atlanta, GA 30326

Merrill Lynch Pierce Fenner & Smith            4800 Deer Lake Dr. East           21.30%
Merrill Lynch Financial Data Services          Jacksonville, FL 32246

MetLife Trust Company NA                       1 Crossroads Dr.                  19.23%
Directed Trustee for MetLife                   Bedminster, NJ 07921
Standard Products

LOOMIS SAYLES BOND FUND

Smith Barney Corp Trust Co. (Trustee)          Two Tower Center                  37.67%
Smith Barney 401(k) Advisor Group Trust        P.O. Box 1063
                                               E. Brunswick, NJ 08816

Reliance Trust Company TTEE MetLife Defined    3384 Peachtree Rd                  7.89%
Contribution Group                             Atlanta, GA 30326-1181

LOOMIS SAYLES GROWTH FUND

Loomis Sayles & Co.                            One Financial Center              34.98%
                                               Boston, MA 02111

Circle Trust Company, Cust. For                Metro Center                      27.75%
Millane Nurseries Inc., 401k PSP               One Station Place
                                               Stamford CT 06902

Circle Trust Company Cust. For                 Metro Center                      17.92%
Boston Communications Group                    One Station Place
                                               Stamford CT 06902

Security Trust Co. as Custodian                2390 E. Camelback Rd.             11.92%
FBO Gold K.com LLC Prototype 401k              Ste. 240
                                               Phoenix AZ 85016

Circle Trust Company Cust. For                 Metro Center                       6.55%
The Lamm Wallach Companies, Inc.               One Station Place
Safe Harbor 401k                               Stamford CT 06902

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

Reliance Trust Company Directed                3384 Peachtrec Rd. NE             88.16%
Trustee for MetLife Defined Contribution Group Atlanta, GA 30326

Smith Barney Corp. Trust TTEE                  Two Tower Center                   5.05%
Smith Barney 401k Advisor Group                P.O. Box 1063
                                               E. Brunswick, NJ 08816

LOOMIS SAYLES INVESTMENT GRADE FUND

Loomis Sayles & Co. L.P.                       One Financial Center              98.53%
                                               Boston, MA 02111

                                                                     PERCENTAGE OF
SHAREHOLDER                             ADDRESS                       SHARES HELD
-----------                             -------                      -------------
LOOMIS SAYLES SMALL CAP GROWTH FUND

Reliance Trust Company                  3384 Peachtree Rd.               84.56%
Trustee for MetLife                     Atlanta, GA 30326
Defined Contribution Group

MetLife Trust Company                   Attn: Institutional Services     13.04%
Trustee for MetLife Defined             1 Crossroads Bldg A
Contribution Group                      Bedminster, NJ 07921-2688

LOOMIS SAYLES SMALL CAP VALUE FUND

Smith Barney Corp. Trust Co. (Trustee)  Two Tower Center                 32.20%
The Citistreet Retirement Group Trust   P.O. Box 1063
                                        E. Brunswick, NJ 08816

Smith Barney Corp. Trust Co. (Trustee)  Two Tower Center                 17.85%
Smith Barney 401(K) Advisor Group Trust P.O. Box 1063
                                        E. Brunswick, NJ 08816

New York Life Trust Co.                 51 Madison Ave.                  14.49%
Client Account                          New York, NY 10010

   To the extent that any shareholder listed above beneficially owns more than 25% of a Fund, it may be deemed to "control" such Fund within the meaning of the 1940 Act.

   Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. Loomis, Sayles & Company, L.P. is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. CDC IXIS Asset Management Holdings, Inc. is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management US, LLC, is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the sole limited partner of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P. is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company. CDC IXIS Asset Management S.A. is majority-owned by CDC Finance--CDC IXIS and indirectly owned, through CDC Finance--CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

   The seventeen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $118 billion in assets under management or administration as of September 30, 2002.

                    INVESTMENT ADVISORY AND OTHER SERVICES

   Advisory Agreements. Under each advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the relevant Fund and generally administers its affairs, subject to supervision by the Board of Trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds, and certain administrative services. For these services, the advisory agreements provide that each Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

              FUND                                          RATE
              ----                                          ----
              Loomis Sayles Aggressive Growth Fund......... 0.75%
              Loomis Sayles Bond Fund...................... 0.60
              Loomis Sayles Global Bond Fund............... 0.60
              Loomis Sayles Growth Fund.................... 0.50
              Loomis Sayles International Equity Fund...... 0.75
              Loomis Sayles Investment Grade Bond Fund..... 0.40
              Loomis Sayles Research Fund.................. 0.50
              Loomis Sayles Small Cap Growth Fund.......... 0.75
              Loomis Sayles Small Cap Value Fund........... 0.75
              Loomis Sayles U.S. Government Securities Fund 0.30
              Loomis Sayles Value Fund..................... 0.50
              Loomis Sayles Worldwide Fund................. 0.75

   During the periods shown below, pursuant to the advisory agreements described above, Loomis Sayles received the following amount of investment advisory fees from each Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for each Fund:

                            FISCAL YEAR ENDED      FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                 9/30/00                9/30/01                9/30/02
                         ----------------------- ---------------------- ----------------------
                                     FEE WAIVERS            FEE WAIVERS            FEE WAIVERS
                          ADVISORY   AND EXPENSE  ADVISORY  AND EXPENSE  ADVISORY  AND EXPENSE
FUND                        FEES     ASSUMPTIONS    FEES    ASSUMPTIONS    FEES    ASSUMPTIONS
----                     ----------- ----------- ---------- ----------- ---------- -----------
Loomis Sayles Aggressive
  Growth Fund........... $   499,928  $ 71,496   $  841,823  $159,741   $  471,574  $166,542
Loomis Sayles Bond
  Fund..................  10,016,448   246,999    9,841,214   545,969    8,086,838   670,819
Loomis Sayles Global
  Bond Fund.............     268,763   112,636      287,182   106,038      303,192   101,161
Loomis Sayles Growth
  Fund..................     197,666    80,890      156,460   157,879      116,894   152,388
Loomis Sayles
  International Equity
  Fund..................     953,597   215,881      648,883   326,673      419,219   285,301
Loomis Sayles
  Investment Grade
  Bond Fund.............      91,373   419,453      260,715   295,922      624,862   440,118
Loomis Sayles Research
  Fund..................       3,718    34,050       29,669   122,922       92,698   107,201
Loomis Sayles Small Cap
  Growth Fund...........   1,517,935         0    1,988,585    24,973    1,191,120   133,134
Loomis Sayles Small Cap
  Value Fund............   2,616,961    14,490    2,552,007    13,496    2,980,498   100,904
Loomis Sayles U.S.
  Government Securities
  Fund..................      40,960   100,607       41,666   104,811       43,511    95,129
Loomis Sayles Value
  Fund..................     262,304    37,137      211,736    49,301      204,364    20,513
Loomis Sayles
  Worldwide Fund........      72,088   159,232       70,873  $152,517       65,850   125,794

   The Trust pays the compensation of its trustees who are not directors, officers, or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and Prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing, and financial reporting, including related clerical expenses.

   Under each advisory agreement, if the total ordinary business expenses of a Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances that would result in any Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses, and extraordinary expenses.

   As described in the Prospectuses, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.

   Each advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Board of trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the Trust or Loomis Sayles.

   Each advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

   In addition to serving as investment adviser to each series of the Trust, Loomis Sayles acts as investment adviser to each series of Loomis Sayles Investment Trust, a registered open-end management investment investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

   Certain officers and trustees of the Trust also serve as officers, directors, and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities a

Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Funds outweighs the disadvantages, if any, that might result from these practices.

   Distribution Agreement and Rule 12b-1 Plans. Under an agreement with the Trust (the "Distribution Agreement"), Loomis Sayles Distributors, L.P., One Financial Center, Boston, Massachusetts 02111 (the "Distributor") serves as the general distributor of each class of shares of the Funds. Under this agreement, the Distributor is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing the Prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of the Prospectuses to existing shareholders.

   As described in the Prospectuses, the Funds have adopted Rule 12b-1 plans ("Plans") for their Retail Class and Admin Class shares. The Plans, among other things, permit the relevant classes of the Funds to pay the Distributor monthly fees, at annual rates not exceeding 0.25% of the assets of the Retail Class and Admin Class, respectively, as compensation for its services as principal underwriter of the shares of these classes. Pursuant to Rule 12b-1 under the 1940 Act, each Plan (together with the Distribution Agreement) was approved by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement (the "Independent Trustees"). The principal types of activities for which payments under these Plans may be made include payments to intermediaries for shareholder servicing, for no transaction fee or wrap programs, and for retirement plan record keeping. Payments under these Plans also may be made for activities such as advertising, printing, and mailing the Prospectuses to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges.

   The following table provides information on the amount of fees paid by the Funds under these Plans during the past fiscal year.

                                                       12B-1 FEES
           FUND CLASS                               PAID BY THE FUND
           ----------                               ----------------
           Loomis Sayles Aggressive Growth Fund
             Retail Class..........................     $104,208
            Admin Class............................        7,887
           Loomis Sayles Bond Fund
             Retail Class..........................      157,583
            Admin Class............................       14,723
           Loomis Sayles Global Bond Fund
             Retail Class..........................       26,448
           Loomis Sayles Growth Fund
             Retail Class..........................        1,411
            Admin Class............................           40
           Loomis Sayles International Equity Fund
             Retail Class..........................        5,062
            Admin Class............................        2,811
           Loomis Sayles Investment Grade Bond Fund
            Retail Class...........................           17
            Admin Class............................           17
           Loomis Sayles Research Fund
            Retail Class...........................            9
           Loomis Sayles Small Cap Growth Fund
             Retail Class..........................      127,457
            Admin Class............................        3,804
           Loomis Sayles Small Cap Value Fund
             Retail Class..........................      296,382
            Admin Class............................       57,876

   The Retail Classes of the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Value Fund and the Loomis Sayles Worldwide Fund ceased operations on December 18, 2000 (the Retail Class of the Loomis Sayles Investment Grade Bond Fund recommenced operations on January 31, 2002).

   Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund to which the Plan relates. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. Any change in any Plan that would materially increase the fees payable thereunder by the Retail Class or Admin Class of a Fund requires approval of the Retail Class or Admin Class shareholders of that Fund. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Plan provides that, for so long as that Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

   The Distribution Agreement may be terminated at any time with respect to a Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of that Fund or by vote of a majority of the Independent Trustees.

   The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

   Other Services. Loomis Sayles performs certain accounting and administrative services for the Trust, pursuant to an administrative services agreement (the "Administrative Services Agreement") between Loomis Sayles and the Trust dated May 8, 2000. For the period May 8, 2000 through May 8, 2002, the Trust reimbursed Loomis Sayles for its expenses in performing or arranging for the performance of (i) corporate secretarial services, (ii) registration and disclosure assistance, (iii) legal and compliance services, (iv) transfer agent monitoring, (v) treasury financial services, (vi) treasury regulatory services and (vii) treasury tax services and other treasury services as may arise from time to time. Beginning May 8, 2002, Loomis Sayles is paid at an annual rate of 0.035% of each Fund's average daily net assets for these services. For these services, Loomis Sayles was reimbursed or was paid by the Trust, on behalf of the Funds, the following amounts:

                                    MAY 8, 2000    FISCAL YEAR    FISCAL YEAR
                                         TO           ENDED          ENDED
                                   SEPT. 30, 2000 SEPT. 30, 2001 SEPT. 30, 2002
                                   -------------- -------------- --------------
Loomis Sayles Aggressive Growth
  Fund............................    $ 12,415       $ 36,273       $ 28,149
Loomis Sayles Bond Fund...........     205,750        537,918        579,167
Loomis Sayles Global Bond
  Fund............................       5,806         15,559         21,057
Loomis Sayles Growth Fund.........       5,063         10,516         10,070
Loomis Sayles International Equity
  Fund............................      15,275         29,088         24,425
Loomis Sayles Investment Grade
  Bond Fund.......................       2,985         20,220         61,782
Loomis Sayles Research Fund.......         149          1,466          6,720
Loomis Sayles Small Cap Growth
  Fund............................      30,348         86,308         71,841
Loomis Sayles Small Cap Value
  Fund............................      37,637        110,469        165,374
Loomis Sayles U.S. Government
  Fund............................       1,393          4,455          6,114
Loomis Sayles Value Fund..........       4,956         13,809         17,365
Loomis Sayles Worldwide Fund......       1,256          3,115          3,633

   CDC IXIS Asset Management Services, Inc., ("CIS") an affiliate of Loomis Sayles, performs transfer agency services for the Funds. CIS maintains shareholder accounts and prepares and mails shareholder account statements, processes shareholder transactions, mails shareholder reports, prepares and mails distribution payments, and maintains records of Fund transactions. The Trust pays CIS for its services based on the number of open accounts.

   Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, State Street Bank receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income, and net asset value per share of each Fund on a daily basis.

   Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers, LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns. The information under the caption "Financial Highlights" included in the Prospectuses has been so included, and the financial statements incorporated by reference herein from the Funds' 2002 Annual Report have been so incorporated, in reliance on the reports of PricewaterhouseCoopers, LLP, given on the authority of said firm as experts in auditing and accounting.

   Counsel to the Funds. Ropes & Gray, located at One International Place, Boston, MA 02110, serves as counsel to the Funds.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERALLY

   Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including Nasdaq securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

COMMISSIONS AND OTHER FACTORS IN BROKER OR DEALER SELECTION

   Loomis Sayles uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/or dealer.

"SOFT DOLLARS"

   Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide quality execution of the transactions. Such brokerage and research products or services may be paid for with Loomis Sayles' own assets or may, in connection with transactions effected for client accounts for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").

   The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services created by a third party.

   If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

   In connection with Loomis Sayles' use of "soft dollars", a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

   Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the accounts including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

   Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practices fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

   For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.

   The following tables set forth, for each of the last three fiscal years, (1) the aggregate dollar amount of brokerage commissions paid on portfolio transactions during such year, (2) the dollar amount of transactions on which brokerage commissions were paid during such year that were directed to brokers providing research services ("directed transactions") and (3) the dollar amount of commissions paid on directed transactions during such year. (Commissions shown in the tables do not include "mark-ups" on principal transactions for the periods before the fiscal year ended September 30, 2002). Funds not listed in a table did not pay brokerage commissions during the relevant year.

                     FISCAL YEAR ENDED SEPTEMBER 30, 2000

                                        (1) AGGREGATE BROKERAGE (2) DIRECTED  (3) COMMISSIONS ON
FUND                                          COMMISSIONS       TRANSACTIONS DIRECTED TRANSACTIONS
----                                    ----------------------- ------------ ---------------------
Loomis Sayles Aggressive Growth Fund...       $   61,237        $ 5,702,742        $  6,384
Loomis Sayles Growth Fund..............       $   93,403        $15,188,789        $ 14,748
Loomis Sayles International Equity Fund       $1,224,746        $21,735,306        $ 33,264
Loomis Sayles Research Fund............       $    1,625        $   158,515        $    180
Loomis Sayles Small Cap Growth Fund....       $   61,380        $ 3,798,622        $  5,002
Loomis Sayles Small Cap Value Fund.....       $1,171,792        $47,545,688        $110,757
Loomis Sayles Value Fund...............       $  118,809        $22,474,321        $ 37,010
Loomis Sayles Worldwide Fund...........       $   57,240        $   456,219        $    627

                     FISCAL YEAR ENDED SEPTEMBER 30, 2001

                                        (1) AGGREGATE BROKERAGE (2) DIRECTED  (3) COMMISSIONS ON
FUND                                          COMMISSION        TRANSACTIONS DIRECTED TRANSACTIONS
----                                    ----------------------- ------------ ---------------------
Loomis Sayles Aggressive Growth Fund...        $244,720         $36,303,298         $54,898
Loomis Sayles Growth Fund..............         114,458           9,182,053          10,337
Loomis Sayles International Equity Fund         587,072          25,677,640          59,236
Loomis Sayles Research Fund............           8,079             424,472             525
Loomis Sayles Small Cap Growth Fund....         327,078          15,235,214          30,325
Loomis Sayles Small Cap Value Fund.....         492,189          11,650,721          21,533
Loomis Sayles Value Fund...............          98,319          16,047,823          23,564
Loomis Sayles Worldwide Fund...........          43,442             223,469             647

                     FISCAL YEAR ENDED SEPTEMBER 30, 2002

                                                                (2) DIRECTED
                                        (1) AGGREGATE BROKERAGE  BROKERAGE    (3) COMMISSIONS ON
FUND                                          COMMISSION         COMMISSION  DIRECTED TRANSACTIONS
----                                    ----------------------- ------------ ---------------------
Loomis Sayles Aggressive Growth Fund...       $  342,854        $36,503,062        $ 66,545
Loomis Sayles Growth Fund..............           83,756         16,974,868          18,930
Loomis Sayles International Equity Fund          351,942         18,317,073          41,637
Loomis Sayles Research Fund............           59,588          8,859,062          12,943
Loomis Sayles Small Cap Growth Fund....          932,874         52,849,760         118,368
Loomis Sayles Small Cap Value Fund.....        1,405,593         60,690,380         174,510
Loomis Sayles Value Fund...............           82,473          8,927,873          18,543
Loomis Sayles Worldwide Fund...........           30,748             81,816              90

   The table below presents information regarding the securities of the Funds' regular broker-dealers that were held by the Funds as of September 30, 2002.

    FUND                                     MARKET VALUE % OF FUND'S ASSETS
    ----                                     ------------ ------------------
    Loomis Sayles Aggressive Growth Fund
        Investment Technology Group, Inc....  $  598,367         1.4%
    Loomis Sayles Growth Fund
       Bank of America Corp.................     292,842         1.5%
        Wells Fargo & Co....................     400,932         2.0%
    Loomis Sayles Investment Grade Bond Fund
       Bank of America Corp.................   3,203,155         1.5%

    Loomis Sayles Research Fund
       Lehman Brothers Holdings, Inc........     164,317         1.0%

    Loomis Sayles Value Fund
       Bank of America......................   1,103,740         3.3%
       U.S. Bancorp.........................     668,880         2.0%
       Wells Fargo & Co.....................     770,560         2.3%

                           DESCRIPTION OF THE TRUST

   The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991.

   The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of each series. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses.

   The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses, and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all Funds.

   The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. Shares of each Fund (other than the Loomis Sayles U.S. Government Securities Fund, the Loomis Sayles Value Fund and the Loomis Sayles Worldwide
Fund), are currently divided into two classes, designated Retail Class and Institutional Class shares. The Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Small Cap Growth Fund and the Loomis Sayles Small Cap Value Fund offer a third class of shares designated Admin Class shares. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

   The Declaration of Trust provides for the perpetual existence of the Trust. The Declaration of Trust, however, provides that the trustees may terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

   Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

   The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

   There will normally be no meetings of shareholders for the purpose of electing trustees for the Trust, except that, in accordance with the 1940 Act,
(i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

   Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

   Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

   No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change, or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

   Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

   The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

HOW TO BUY SHARES

   The procedures for purchasing shares of each Fund are summarized in its Prospectus under "General Information--How to Purchase Shares."

NET ASSET VALUE

   The net asset value ("NAV") of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of such Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the NYSE is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or the NASDAQ official closing price, as applicable. If there is no reported sale during the day, such pricing services generally use the closing bid price. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are not readily available (including restricted securities, if any) are fair valued in good faith using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

                             SHAREHOLDER SERVICES

OPEN ACCOUNTS

   A shareholder's investment in each Fund is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, the shareholder servicing agent will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

   The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated, or destroyed certificates.

   The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

   A Systematic Withdrawal Plan, referred to in the Prospectus under "General Information--How to Redeem Shares," provides for monthly, quarterly, semiannual, or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectus, provided that the account has a value of at least $25,000 at the time the plan is established.

   Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

   Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information regarding federal income taxes.

EXCHANGE PRIVILEGE

   Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase shares of the same class of any other Fund or of certain money market funds advised by CDC IXIS Asset Management North America, L.P., an affiliate of Loomis Sayles, as long as the investment minimum of the Fund into which the exchange is made is met.

   Exchanges may be effected by (1) making a telephone request by calling 800-626-9390, provided that a special authorization form is on file with Loomis Sayles Funds or (2) sending a written exchange request to Loomis Sayles Funds accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice. An exchange constitutes a sale of shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAS

   IRAs may be established under a prototype plan made available by Loomis Sayles. These plans may be funded with shares of any Fund.

   All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Loomis Sayles.

   Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS

   The procedures for redemption of each Funds shares are summarized in the Prospectuses under "General Information--How to Redeem Shares."

   Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions, or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectuses, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address for an account whose account registration has not changed in the past 30 days.

   If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to Loomis Sayles Funds at 800-626-9390. When a telephone redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephone redemption requests must be received by Loomis Sayles Funds prior to the close of regular trading on the NYSE on a day when the Exchange is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by Loomis Sayles, and a new request will be necessary.

   In order to redeem shares by telephone, a shareholder either must select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to Loomis Sayles Funds a written request with a signature guarantee. Telephone redemptions may be made only if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, Loomis Sayles Funds, Loomis Sayles Distributors, L.P., State Street Bank, and their affiliates are not responsible for the authenticity of withdrawal instructions received by telephone.

   The redemption price will be the NAV per share next determined after the redemption request and any necessary special documentation are received by Loomis Sayles Funds in proper form. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

   Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total NAV of the Trust at the beginning of such period.

   A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long-term or short-term capital gain or loss. See "Taxes."

OTHER

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders; such brokers are authorized to designate intermediaries to accept purchase and redemption orders on the Fund's behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. The broker's customers will receive the Funds' NAV next computed after an order is accepted by an authorized broker or the broker's authorized designee.

                                     TAXES

   As described in the Prospectuses under "Dividends and Distributions," it is the policy of each Fund to pay its shareholder each year, as dividends, substantially all net investment income and to distribute annually all net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses), if any, after offsetting any capital loss carryovers.

   Investment income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the shareholder servicing agent (BFDS). In order for a change to be in effect for any dividend or distribution, it must be received by the shareholder servicing agent on or before the record date for such dividend or distribution.

   As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

   The Internal Revenue Service ("IRS") requires any Fund to withhold ("backup withholding") a portion of any redemption proceeds and of any investment income dividends and capital gain distributions in the following situations:

  . if the shareholder does not provide a correct taxpayer identification number to the Fund;

  . if the IRS notifies the Fund that the shareholder has under-reported income in the past and thus is subject to backup withholding; or

  . if the shareholder fails to certify to the Fund that the shareholder is not subject to such backup withholding.

   The backup withholding rate is (i) 30% for amounts paid during 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. The backup withholding rate reductions will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

   Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income, (that is, generally, its taxable income exclusive of net capital gain) and its tax-exempt income; and (iii) diversify its holdings so that at the end of each quarter of its taxable year (a) at least 50% of the value of its assets is invested in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (b) not more than 25% of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

   An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they were declared.

   Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of investment company taxable income will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net capital gain will be taxable to shareholders as long-term capital gains, without regard to how long the shareholder has held shares of the Fund. Long-term capital gains will generally be taxed at a federal income tax rate of 20% to shareholders who are individuals. However, for taxable years beginning after December 31, 2000, the maximum long-term capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8% and 18% (rather than 10% and 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2,
2001).

   Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur for shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

   The Loomis Sayles Global Bond Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund each may be eligible to make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the relevant Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limits the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax that would be imposed on the amount and type of income for which the foreign tax was paid. In addition, a shareholder must hold shares of the Fund (without protection from risk of loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign credit for his or her share of these foreign taxes. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status, and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The Loomis Sayles Global Bond Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by each such Fund to foreign countries.

   Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes, or it may require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

   Investment by a Fund in a "passive foreign investment company" could subject the Fund to U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investment to market annually or to treat the passive foreign investment company as a "qualified electing fund."

   If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

   A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not otherwise advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders the requisite amount of its investment company taxable income and net capital gains to eliminate any tax liability at the Fund level.

   Generally, a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations, or corporations that do not hold their shares for at least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date. The dividends-received deduction also is not available with respect to dividends derived from a Fund's investment in foreign securities or REITs.

   Redemptions, sales and exchanges of each Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such disposition. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the disposition of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

   Non-U.S. shareholders should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund. Distributions to such shareholders may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). In addition, redemption proceeds and distributions of investment company taxable income and of net capital gains may be subject to backup withholding (as described above) unless certain conditions are met, as discussed above. In order for a foreign shareholder to qualify for exemption from back-up withholding under income tax treaties, the shareholder must comply with specific certification and filing requirements. Foreign shareholders should consult their tax advisers with respect to the potential application of these new regulations.

   The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

   The foregoing discussion relates solely to U.S. federal income tax law, based on the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations, which are subject to change by legislative or administrative action. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, or local taxes.-

                             FINANCIAL STATEMENTS

   The financial statements and financial highlights of each Fund included in the Trust's 2002 Annual Report, filed with the SEC on November 27, 2002, are incorporated by reference to such Report.

                     CALCULATION OF YIELD AND TOTAL RETURN

   Yield. Yield with respect to a Fund will be computed by dividing the Fund's net investment income per share for a recent 30-day period by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend-paying portfolio securities. The Funds' yields will vary from time to time depending upon market conditions, the composition of the Funds' portfolios and operating expenses of the Trust allocated to each Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

   At any time in the future, yields may be higher or lower than past yields, and there can be no assurance that any historical results will continue.

   Investors in the Funds are specifically advised that the NAV per share of each Fund may vary, just as yields for each Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of a Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

   Total Return. Total Return with respect to a Fund is a measure of the change in value of an investment in such Fund over the period covered and assumes that any dividends or capital gain distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS

   Yield and Total Return. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each of the Loomis Sayles Bond, Loomis Sayles Global Bond, Loomis Sayles High Income, Loomis Sayles Intermediate Maturity Bond, Loomis Sayles Investment Grade Bond and Loomis Sayles U.S. Government Securities Funds may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements or information furnished to present or prospective shareholders (i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Standard & Poor's Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted or straight performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

   Volatility. Each Fund may quote various measures of its volatility and benchmark correlation. In addition, a Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which a Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. Each Fund may utilize charts and graphs to present its volatility and average annual total return. Each Fund may also discuss or illustrate examples of interest rate sensitivity.

   Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including, but not limited to, year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

   Standard & Poor's Micropal, Inc. distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Standard & Poor's Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Standard & Poor's Micropal rankings cover a variety of performance periods, including, but not limited to, year-to-date, 1-year, 5-year, and 10-year performance. Standard & Poor's Micropal classifies mutual funds by investment objective and asset category.

   Morningstar, Inc. distributes mutual fund ratings monthly. The ratings are divided into five groups: highest, above average, neutral, below average, and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year, and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

   Standard & Poor's Select Funds are funds selected by Standard & Poor's that have demonstrated above-average absolute and volatility-adjusted returns relative to funds with the same investment style, along with having investment management attributes that are consistent with the fund's investment style. Select Fund designation is based on a six-month moving average of three years of absolute and volatility-adjusted performance. A Select Fund designation does not address the market risk, credit risk, or counterparty risk of a fund, nor does it address a fund's suitability as a counterparty or obligor.

   Value Line Investment Survey is an investment advisory service that ranks approximately 1,700 stocks for "timeliness" and safety. Using a computerized model based on earnings momentum, Value Line projects which stocks will have the best or worst relative price performance over the next 6 to 12 months. In addition, each stock is assigned a risk rating, which identifies the volatility of a stock's price behavior relative to the market average. The service also ranks all major industry groups for timeliness.

   CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year, and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

   Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

   Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

   Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks.

   Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Index is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

   Lehman Brothers Government/Credit Intermediate Index. The Lehman Brothers Government/Credit Intermediate Index consists of those bonds held within the Lehman Brothers Government/Credit Bond Index that have an average maturity of 1-10 years.

   Lehman Brothers 1-3 Year Government Index. The Index consists of fixed rate debt issues of the U.S. government or its agencies rated investment grade or higher with at least one year maturity and an outstanding par value of at least $100 million for U.S. government issues.

   Lehman Brothers 1-3 Year Government/Credit Index. The Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities of between one and three years.

   Lehman Brothers Government Index. The Lehman Brothers Government Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. government or any of its agencies or quasi-federal corporations, or corporate debt guaranteed by the U.S. government.

   Morgan Stanley Capital International Emerging Market Index. The Morgan Stanley Capital International Emerging Markets Index is an index that tracks the performance of stocks of issuers from approximately 26 emerging market countries.

   Morgan Stanley Capital International World Index. The Morgan Stanley Capital International World Index is a market-capitalization weighted index that tracks the performance of stocks of issuers from approximately 23 developed market countries.

   MSCI-EAFE Index. The MSCI-EAFE Index contains over 1,000 stocks from 20 different countries with Japan (approximately 50%), the United Kingdom, France, and Germany being the most heavily weighted.

   MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

   Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index consists of fixed-rate, coupon-bearing bonds with an outstanding par that is greater than or equal to $50 million, a maturity range greater than or equal to one year, and a rating of less than BBB/Baa3 but not in default.

   Russell 2000 Index. The Russell 2000 Index is comprised of the 2,000 smallest companies included in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

   Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

   Russell 2000 Value Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

   Russell Mid-Cap Growth Index. The Russell Mid-Cap Growth Index is a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values.

   Salomon Brothers World Government Bond Index. The Salomon Brothers World Government Bond Index includes a broad range of institutionally traded fixed-rate government securities issued by the national governments of 17 countries, including the United States. The index generally excludes floating-or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds), and private-placement type securities.

   Standard & Poor's/Barra Growth Index. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

   Standard & Poor's/Barra Value Index. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

   Standard & Poor's ("S&P") Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of 400 domestic stocks with market capitalizations between $200 million and $5 billion that are chosen for market size, liquidity, and industry group representation. It is market-weighted (stock price times shares outstanding) with each stock affecting the index in proportion to its value. The index is comprised of industrial, utility, financial, and transportation stocks, in size order.

   Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation, and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. The S&P 500 is the most common index for the overall U.S. stock market.

   From time to time, articles about the Funds regarding performance, rankings, and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              INSTITUTIONAL CLASS

                               PERFORMANCE DATA*

   The manner in which total return and yield of the Funds will be calculated for public use is described above. The table summarizes the calculation of total return and yield for Institutional Class shares of the Funds, where applicable, (i) for the one-year period ended September 30, 2002, (ii) for the three-year period ended September 30, 2002, (iii) for the five-year period ended September 30, 2002, (iv) for the ten-year period ended September 30, 2002 and (v) from inception through September 30, 2002.

                                                      AVERAGE ANNUAL TOTAL RETURN
                                             --------------------------------------------
                                                      FOR THE
                                             FOR THE  THREE-   FOR THE  FOR THE
                                    CURRENT  ONE-YEAR  YEAR   FIVE-YEAR TEN-YEAR   FROM
                                      SEC     PERIOD  PERIOD   PERIOD    PERIOD  INCEPTION
                                    YIELD AT  ENDED    ENDED    ENDED    ENDED    THROUGH
FUND                                9/30/02  9/30/02  9/30/02  9/30/02  9/30/02   9/30/02
----                                -------- -------- ------- --------- -------- ---------
Loomis Sayles Aggressive Growth
  Fund.............................    N/A    -21.09% -17.35%   -0.05%     N/A      4.01%
Loomis Sayles Bond Fund............   7.73%     7.51%   4.80%    4.29%    9.05%     9.93%
Loomis Sayles Global Bond Fund.....   5.35%    14.44%   5.40%    5.49%    7.42%     8.08%
Loomis Sayles Growth Fund..........    N/A    -11.35% -14.06%   -5.63%    6.04%     6.46%
Loomis Sayles International Equity
  Fund.............................    N/A    -18.68% -10.52%   -4.19%    3.82%     3.82%
Loomis Sayles Investment Grade Bond
  Fund.............................   6.08%     7.22%   7.65%    6.18%     N/A      7.58%
Loomis Sayles Research Fund........    N/A    -16.55%    N/A      N/A      N/A    -22.54%
Loomis Sayles Small Cap Growth
  Fund.............................    N/A    -28.09% -26.09%  -10.69%     N/A     -5.71%
Loomis Sayles Small Cap Value Fund.    N/A     -2.59%   6.88%    2.38%   12.93%    13.49%
Loomis Sayles U.S. Government
  Securities Fund..................   3.79%    12.42%  11.44%    8.85%    8.44%     9.47%
Loomis Sayles Value Fund...........    N/A    -17.20%  -7.27%   -3.57%    7.94%     8.05%
Loomis Sayles Worldwide Fund.......    N/A     -2.95%   6.51%    4.88%     N/A      7.14%

-----------------
* Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                      WITHOUT EXPENSE LIMITATION
                                            ----------------------------------------------
                                                     FOR THE
                                            FOR THE  THREE-   FOR THE  FOR THE
                                   CURRENT  ONE-YEAR  YEAR   FIVE-YEAR TEN-YEAR    FROM
                                     SEC     PERIOD  PERIOD   PERIOD    PERIOD  INCEPTION**
                                   YIELD AT  ENDED    ENDED    ENDED    ENDED     THROUGH
FUND                               9/30/02  9/30/02  9/30/02  9/30/02  9/30/02    9/30/02
----                               -------- -------- ------- --------- -------- -----------
Loomis Sayles Aggressive Growth
  Fund............................    N/A    -21.34% -17.50%   -3.70%     N/A       0.70%
Loomis Sayles Bond Fund...........   7.66%     7.47%   4.78%    4.27%    8.98%      9.79%
Loomis Sayles Global Bond Fund....   5.19%    14.25%   5.20%    5.20%    7.11%      7.56%
Loomis Sayles Growth Fund.........    N/A    -11.76% -14.35%   -5.94%    5.87%      6.29%
Loomis Sayles International Equity
  Fund............................    N/A    -19.03% -10.58%   -4.33%    3.61%      3.43%
Loomis Sayles Investment Grade
  Bond Fund.......................   5.11%     6.60%   6.17%    2.28%     N/A       4.14%
Loomis Sayles Research Fund.......    N/A    -17.03%    N/A      N/A      N/A     -26.42%
Loomis Sayles Small Cap Growth
  Fund............................    N/A    -28.14% -26.11%  -11.82%     N/A      -6.74%
Loomis Sayles Small Cap Value
  Fund............................    N/A     -2.61%   6.87%    2.38%   12.91%     13.38%
Loomis Sayles U.S. Government
  Securities Fund.................   2.97%    11.68%  10.63%    8.04%    7.82%      8.78%
Loomis Sayles Value Fund..........    N/A    -17.24%  -7.33%   -3.61%    7.84%      7.86%
Loomis Sayles Worldwide Fund......    N/A     -4.34%   4.89%    2.50%     N/A       4.74%

-----------------
** Inception Dates:

        Loomis Sayles Aggressive Growth Fund......... December 31, 1996
        Loomis Sayles Bond Fund...................... May 16, 1991
        Loomis Sayles Global Bond.................... May 10, 1991
        Loomis Sayles Growth Fund.................... May 16, 1991
        Loomis Sayles International Equity Fund...... May 10, 1991
        Loomis Sayles Investment Grade Bond Fund..... December 31, 1996
        Loomis Sayles Research Fund.................. July 31, 2000
        Loomis Sayles Small Cap Growth Fund.......... December 31, 1996
        Loomis Sayles Small Cap Value Fund........... May 13, 1991
        Loomis Sayles U.S. Government Securities Fund May 21, 1991
        Loomis Sayles Value Fund..................... May 13, 1991
        Loomis Sayles Worldwide Fund................. May 1, 1996

                                 RETAIL CLASS

                               PERFORMANCE DATA*

   The manner in which total return and yield of the Funds will be calculated for public use is described above. This table summarizes the calculation of total return and yield for Retail Class shares of the Funds, where applicable,
(i) for the one-year period ended September 30, 2002, (ii) for the three-year period ended September 30, 2002, (iii) for the five-year period ended September 30, 2002, and (iv) since inception through September 30, 2002.

                                                       AVERAGE ANNUAL TOTAL RETURN
                                     --------------------------------------------------------------
                            CURRENT    FOR THE      FOR THE      FOR THE      FOR THE       FROM
                              SEC      ONE-YEAR    THREE-YEAR   FIVE-YEAR     TEN-YEAR   INCEPTION**
                            YIELD AT PERIOD ENDED PERIOD ENDED PERIOD ENDED PERIOD ENDED   THROUGH
FUND                        9/30/02    9/30/02      9/30/02      9/30/02      9/30/02      9/30/02
----                        -------- ------------ ------------ ------------ ------------ -----------
Loomis Sayles Aggressive
  Growth Fund..............    N/A      -21.33%      -17.60%       -0.36%        N/A         3.72%
Loomis Sayles Bond
  Fund(a)..................   7.47%       7.25%        4.55%        4.02%       8.78%        9.66%
Loomis Sayles Global Bond
  Fund(a)..................   5.14%      14.10%        5.15%        5.21%       7.27%        7.95%
Loomis Sayles Growth
  Fund(a)..................    N/A      -11.41%      -14.19%       -5.82%       5.92%        6.35%
Loomis Sayles International
  Equity Fund(a)...........    N/A      -18.79%      -10.79%       -4.47%       3.65%        3.66%
Loomis Sayles Investment
  Grade Bond Fund(a).......   5.85%       7.00%        7.43%        5.93%        N/A         7.33%
Loomis Sayles Research
  Fund(a)..................    N/A      -16.86%         N/A          N/A         N/A       -22.78%
Loomis Sayles Small Cap
  Growth Fund..............    N/A      -28.21%      -26.29%      -10.93%        N/A         5.94%
Loomis Sayles Small Cap
  Value Fund(a)............    N/A       -2.79%        6.64%        2.11%      12.76%       13.34%

-----------------
* Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:
(a) Performance for the Retail Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Retail Class shares.

                                                           AVERAGE ANNUAL RETURN
                                                        WITHOUT EXPENSE LIMITATION
                                      -------------------------------------------------------------
                            CURRENT     FOR THE      FOR THE      FOR THE      FOR THE       FROM
                              SEC       ONE-YEAR    THREE-YEAR   FIVE-YEAR     TEN-YEAR   INCEPTION**
                            YIELD AT  PERIOD ENDED PERIOD ENDED PERIOD ENDED PERIOD ENDED   THROUGH
                            9/30/02    AT 9/30/02   AT 9/30/02   AT 9/30/02   AT 9/30/02    9/30/02
                            --------  ------------ ------------ ------------ ------------ -----------
Loomis Sayles Aggressive
 Growth....................     N/A      -21.48%      -17.72%      -21.82         N/A        -16.00%
Loomis Sayles Bond(a)......    7.28%       7.10%        4.43%        3.89%       8.68%         9.52%
Loomis Sayles Global
 Bond(a)...................    4.84%      13.74%        4.80%        4.48%       6.81%         7.32%
Loomis Sayles Growth(a)....     N/A      -15.04%      -16.94%      -11.84%       2.47%         3.31%
Loomis Sayles International
 Equity(a).................     N/A      -19.96%      -11.57%      -13.09%      -1.30%        -0.97%
Loomis Sayles Investment
 Grade Bond Fund(a)........ -147.70%+   -197.15%+    -197.15%+    -197.15%+       N/A       -197.15%+
Loomis Sayles Research
 Fund(a)...................     N/A+    -193.78+         N/A+         N/A         N/A       -193.78
Loomis Sayles Small Cap
 Growth....................     N/A      -28.27%      -26.31%      -12.72%        N/A         -7.59%
Loomis Sayles Small Cap
 Value(a)..................     N/A       -2.80%        6.64%        2.09%      12.75%        13.26%

-----------------
** The inception date for the Retail Class of each of the Funds, except the Loomis Sayles Investment Grade Bond Fund and the Loomis Sayles Research Fund, is January 2, 1997. The recommencement date for the Retail Class of the Loomis Sayles Investment Grade Bond Fund and inception date for the Loomis Sayles Research Fund are January 31, 2002 and November 30, 2001, respectively. The Retail Class of the Loomis Sayles Investment Grade Bond Fund was originally offered on January 2, 1997 and ceased operations on December 18, 2000, during such time its performance was 7.74%.
(a) Performance for the Retail Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Retail Class shares.
+ Without the expense limitation, the Class expenses would exceed the initial investment in year one.

                                  ADMIN CLASS

                               PERFORMANCE DATA*

   The manner in which total return and yield of the Funds will be calculated for public use is described above. This table summarizes the calculation of total return and yield for Admin Class shares of the Funds, where applicable,
(i) for the one-year period ended September 30, 2002, (ii) for the three-year period ended September 30, 2002, (iii) for the five-year period ended September 30, 2002, (iv) for the ten-year period ended September 30, 2002 and (v) from inception through September 30, 2002.

                                                       AVERAGE ANNUAL TOTAL RETURN
                                            -------------------------------------------------
                                            FOR THE   FOR THE    FOR THE  FOR THE
                                   CURRENT  ONE-YEAR THREE-YEAR FIVE-YEAR TEN-YEAR    FROM
                                     SEC     PERIOD    PERIOD    PERIOD    PERIOD  INCEPTION**
                                   YIELD AT  ENDED     ENDED      ENDED    ENDED     THROUGH
FUND                               9/30/02  9/30/02   9/30/02    9/30/02  9/30/02    9/30/02
----                               -------- -------- ---------- --------- -------- -----------
Loomis Sayles Aggressive Growth
  Fund(b).........................    N/A    -21.45%   -17.95%    -0.77%     N/A       3.28%
Loomis Sayles Bond Fund(b)........   7.22%     6.97%     4.24%     3.69%    8.20%      9.07%
Loomis Sayles Growth Fund(b)......    N/A    -11.68%   -14.74%    -6.27%    5.53%      5.98%
Loomis Sayles International Equity
  Fund(b).........................    N/A    -18.97%   -11.14%    -4.88%    3.18%      3.21%
Loomis Sayles Investment Grade
  Bond Fund(b)....................   5.60%     6.79%     7.15%     5.67%     N/A       7.06%
Loomis Sayles Small Cap Growth
  Fund(b).........................    N/A    -28.36%   -26.60%   -11.25%     N/A      -6.28%
Loomis Sayles Small Cap Value
  Fund(b).........................    N/A     -3.03%     6.36%     1.75%   12.37%     12.96%

-----------------
* Performance would have been lower if a portion of the management fee had not been waived by Loomis Sayles. In the absence of this limitation, actual yield and total return would have been as follows:
(b) Performance for the Admin Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Admin Class shares.

                                                   AVERAGE ANNUAL TOTAL RETURN
                                                   WITHOUT EXPENSE LIMITATION
                                      ---------------------------------------------------
                                      FOR THE    FOR THE    FOR THE   FOR THE
                             CURRENT  ONE-YEAR  THREE-YEAR FIVE-YEAR  TEN-YEAR     FROM
                            SEC YIELD  PERIOD     PERIOD    PERIOD     PERIOD   INCEPTION**
                               AT      ENDED      ENDED      ENDED     ENDED      THROUGH
FUND                         9/30/02  9/30/02    9/30/02    9/30/02   9/30/02     9/30/02
----                        --------- --------  ---------- ---------  --------  -----------
Loomis Sayles Aggressive
 Growth Fund(b)............      N/A   -22.12%    -18.60%     -4.47%      N/A       -0.08%
Loomis Sayles Bond
 Fund(b)...................     6.70%    6.51%      3.67%      2.01%     7.32%       8.26%
Loomis Sayles Growth
 Fund(b)...................      N/A  -136.03%+  -136.03%+  -136.03%+ -136.03%+   -136.03%+
Loomis Sayles International
 Equity Fund(b)............      N/A   -20.90     -12.09%     -5.49%     2.76%       2.69%
Loomis Sayles Investment
 Grade Bond Fund(b)........  -148.21+ -197.35+   -197.35+   -197.35+      N/A      197.35+
Loomis Sayles Small Cap
 Growth Fund(b)............      N/A   -29.44     -27.49%    -12.82%      N/A       -7.72%
Loomis Sayles Small Cap
 Value Fund(b).............      N/A    -3.12%      6.23%      1.12%    12.02%      12.61%

-----------------
** The inception date for the Admin Class of the Loomis Sayles Bond Fund and the Loomis Sayles Small Cap Value Fund is January 2, 1998. The inception date for the Admin Class shares of the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Small Cap Growth Fund is July 31, 2000. The inception date for the Admin Class shares of the Loomis Sayles Investment Grade Bond Fund is January 31, 2002.
(b) Performance for the Admin Class prior to its inception date reflects the performance of the Institutional Class adjusted to reflect the higher fees payable by Admin Class shares.
+ Without the expense limitation, the class expenses would exceed the initial investment in year one.

                                  APPENDIX A

          PUBLICATIONS AND OUTLETS THAT MAY CONTAIN FUND INFORMATION

   ABC and affiliates                     Financial News Network
   Adam Smith's Money World               Financial Planning
   America Online                         Financial Planning on Wall Street
   Anchorage Daily News                   Financial Research Corp.
   Atlanta Constitution                   Financial Services Week
   Atlanta Journal                        Financial World
   Arizona Republic                       Fitch Insights
   Austin American Statesman              Forbes
   Baltimore Sun                          Fort Worth Star-Telegram
   Bank Investment Marketing              Fortune
   Barron's                               Fox Network and affiliates
   Bergen County Record (NJ)              Fund Action
   Bloomberg Business News                Fund Decoder
   Bond Buyer                             Global Finance
   Boston Business Journal                (the) Guarantor
   Boston Globe                           Hartford Courant
   Boston Herald                          Houston Chronicle
   Broker World                           INC
   Business Radio Network                 Indianapolis Star
   Business Week                          Individual Investor
   CBS and affiliates                     Institutional Investor
   CDA Investment Technologies            International Herald Tribune
   CFO                                    Internet
   Changing Times                         Investment Advisor
   Chicago Sun Times                      Investment Company Institute
   Chicago Tribune                        Investment Dealers Digest
   Christian Science Monitor              Investment Profiles
   Christian Science Monitor News Service Investment Vision
   Cincinnati Enquirer                    Investor's Daily
   Cincinnati Post                        IRA Reporter
   CNBC                                   Journal of Commerce
   CNN                                    Kansas City Star
   Columbus Dispatch                      KCMO (Kansas City)
   CompuServe                             KOA-AM (Denver)
   Dallas Morning News                    LA Times
   Dallas Times-Herald                    Leckey, Andrew (syndicated column)
   Denver Post                            Life Association News
   Des Moines Register                    Lifetime Channel
   Detroit Free Press                     Miami Herald
   Donoghues Money Fund Report            Milwaukee Sentinel
   Dorfman, Dan (syndicated column)       Money Magazine
   Dow Jones News Service                 Money Maker
   Economist                              Money Management Letter
   FACS of the Week                       Morningstar
   Fee Adviser                            Mutual Fund Market News

   Mutual Funds Magazine                   San Francisco Examiner
   National Public Radio                   San Jose Mercury
   National Underwriter                    Seattle Post-Intelligencer
   NBC and affiliates                      Seattle Times
   New England Business                    Securities Industry Management
   New England Cable News                  Smart Money
   New Orleans Times-Picayune              St. Louis Post Dispatch
   New York Daily News                     St. Petersburg Times
   New York Times                          Standard & Poor's Outlook
   Newark Star Ledger                      Standard & Poor's Stock Guide
   Newsday                                 Stanger's Investment Advisor
   Newsweek                                Stockbroker's Register
   Nightly Business Report                 Strategic Insight
   Orange County Register                  Tampa Tribune
   Orlando Sentinel                        Time
   Palm Beach Post                         Tobias, Andrew (syndicated column)
   Pension World                           Toledo Blade
   Pensions and Investments                US News and World Report
   Personal Investor                       USA Today
   Philadelphia Inquirer                   USA TV Network
   Porter, Sylvia (syndicated column)      Value Line
   Portland Oregonian                      Wall Street Journal
   Prodigy                                 Wall Street Letter
   Public Broadcasting Service             Wall Street Week
   Quinn, Jane Bryant (syndicated column)  Washington Post
   Registered Representative               WBZ
   Research Magazine                       WBZ-TV
   Resource                                WCVB-TV
   Reuters                                 WEEI
   Rocky Mountain News                     WHDH
   Rukeyser's Business (syndicated column) Worcester Telegram
   Sacramento Bee                          World Wide Web
   San Diego Tribune                       Worth Magazine
   San Francisco Chronicle                 WRKO

                                  APPENDIX B

                    ADVERTISING AND PROMOTIONAL LITERATURE

   Loomis Sayles Funds' advertising sales literature, communications to shareholders and other promotional material may include, but is not limited to:

          A total return figure or modified inception date that more accurately compares a Fund's performance with other measures of investment return such as data published by Lipper Analytical Services, Inc. or with the performance of any other index.

          Hypothetical calculations of a Fund's aggregate total return for a period of time assuming the investment of a particular investment in shares of a Fund and assuming the reinvestment of all dividends and distributions.

          Specific and general investment philosophies, objectives, strategies, processes and techniques.

          Discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, and the advantages and disadvantages of investing in tax-deferred and taxable investments).

          Discussions of economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation, sources of information, economic models, forecasts, data services utilized, consulted or considered in the course of providing advisory or other services, as well as historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities.

          A summary of the substance of information contained in shareholder reports (including the investment composition of a Fund by investment, industry sector and country weighting), as well as the views of Loomis Sayles as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. This information may be updated as of a current date (such as the date of the performance data, if any).

          Charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds.

          A discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments.

          Inclusion of symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors, and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants, and firms with whom Loomis Sayles may or may not have a relationship.

      Specific and general reference to comparative ratings, rankings, and other forms of evaluation as well as statistics regarding the Funds as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations, and publications.

   In addition, Loomis Sayles Funds' advertising, sales literature, communications to shareholders and other promotional material may include, but is not limited to, discussions of the following information:

       Loomis Sayles Funds' participation in wrap fee and no transaction fee programs

       Loomis Sayles Funds' and Loomis Sayles' website

       Loomis Sayles publications, including fact sheets for each Fund,

       Characteristics of Loomis Sayles, including the number and locations of its offices, its investment practices and clients, and assets under management

       Industry conferences at which Loomis Sayles participates

       Current capitalization, levels of profitability, and other financial information

       Identification of portfolio managers, researchers, economists, principals, and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

       The specific credentials of the above individuals, including but not limited to previous employment, current, and past positions, titles and duties performed, industry experience, educational background and degrees, awards, and honors

       The types of clients Loomis Sayles advises, and specific identification of, and general reference to, current individual, corporate, and institutional clients, including pension and profit sharing plans

       Loomis Sayles' method of operation, personnel, internal work environment, procedure and philosophy

       Current and historical statistics relating to:

       --total dollar amount of assets managed
       --Loomis Sayles assets managed in total and by Fund
       --the growth of assets
       --asset types managed

   Loomis Sayles Funds' tag line--"Listening Harder, Delivering More"--and statements that and examples of how Loomis Sayles Funds listens to its clients and works hard to deliver results that exceed their expectations.